Property, leasehold improvements and equipment - Operation of Terminal (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, leasehold improvements and equipment, net
Projected occupancy rate for 2018	88.00%
Projected occupancy rate for 2019-2022	82.00%
Discount rate applied to cash flow projections	8.85%	9.42%	6.85%
Terminal Two NH Hotel
Property, leasehold improvements and equipment, net
Projected occupancy rate for 2023	53.00%
Projected occupancy rate for 2024	63.00%
Comparable market occupancy rate	71.00%
Discount rate applied to cash flow projections	24.53%